Receivables from customers (Details) - Schedule of Receivables from Customers - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Receivables from Customers [Abstract]
Receivable due from trading solution services	$ 2,573,095	$ 3,773,982
Total	$ 2,573,095	$ 3,773,982